Net sales (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Gross sales			R$ 49,865,656	R$ 44,717,590
Returns and cancellations			(162,670)	(102,022)
Discounts and rebates			(8,975,411)	(5,930,234)
Total			40,727,575	38,685,334
Taxes on sales			(1,653,482)	(1,683,373)
Net sales	R$ 16,515,544	R$ 12,153,145	R$ 39,074,093	R$ 37,001,961